Document and Entity Information	Mar. 14, 2017
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	IndexIQ Trust
Central Index Key	0001427789
Amendment Flag	false
Document Creation Date	Mar. 14, 2017
Document Effective Date	Mar. 14, 2017
Prospectus Date	Feb. 28, 2017
IQ Hedge Multi-Strategy Plus Fund | Class A Shares
Risk/Return:
Trading Symbol	IQHOX
IQ Hedge Multi-Strategy Plus Fund | Class I Shares
Risk/Return:
Trading Symbol	IQHIX